Schedule Of Unaudited Results Explanatory (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Grant revenue		£ 163	£ 362
Research and development costs	(4,654)	(6,068)	(7,843)
Administrative costs	(2,946)	(4,958)	(3,841)
Loss from operations	(6,998)	(23,040)	(11,318)
Finance expense	(44)	(431)	(97)
Loss before tax	(6,106)	(23,470)	(10,923)
Taxation	(646)	(1,281)	(1,785)
Loss from operations after tax	(5,460)	(22,189)	(9,138)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Grant revenue		163	362
Total revenue		163
Research and development costs		2,820	6,624
Administrative costs		1,146
Loss from operations		(3,803)	(12,265)
Finance expense		11	97
Loss before tax		(3,814)	(11,870)
Taxation		21	(1,785)
Loss from operations after tax		£ (3,835)	£ (9,138)